UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2020

Date of reporting period: April 30, 2020

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

MetLife Core Plus Fund

Semi-Annual Report	April 30, 2020

Beginning on March 1, 2021, as permitted by regulations adopted by the US Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with a Fund, you can inform a Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-252-4993. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all MetLife Funds if you invest directly with a Fund.

Investment Adviser:

MetLife Investment Management, LLC

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2020

TABLE OF CONTENTS

Schedule of Investments	1

The Fund files its complete schedule of investments with the U.S. Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Fund’s Form N-Q and Form N-PORT reports are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-800-252-4993; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2020 (Unaudited)

 SECTOR WEIGHTING †

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 35.1%

	Face Amount	Value
COMMUNICATION SERVICES — 4.8%
AT&T
6.500%, 09/01/37	$160,000	$210,466
6.000%, 11/15/34	20,000	24,110
Charter Communications Operating
4.908%, 07/23/25	110,000	124,152
Comcast
3.700%, 04/15/24	90,000	98,588
3.400%, 04/01/30	75,000	84,213
Cox Communications
4.800%, 02/01/35 (A)	100,000	115,583
Discovery Communications
5.000%, 09/20/37	95,000	104,683
Nokia
6.625%, 05/15/39	125,000	133,438
Sky
3.750%, 09/16/24 (A)	200,000	219,395
Sprint
7.875%, 09/15/23	75,000	84,289
Sprint Spectrum
5.152%, 03/20/28 (A)	200,000	220,000
3.360%, 09/20/21 (A)	75,000	75,187

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

COMMUNICATION SERVICES — continued
T-Mobile USA
3.500%, 04/15/25 (A)	$70,000	$74,019
Verizon Communications
5.250%, 03/16/37	60,000	79,920
4.016%, 12/03/29	91,000	106,001
3.150%, 03/22/30	75,000	83,148
ViacomCBS
6.250%, VAR ICE LIBOR USD 3 Month+3.899%, 02/28/57	115,000	112,700
5.875%, VAR ICE LIBOR USD 3 Month+3.895%, 02/28/57	80,000	72,848
4.950%, 01/15/31	70,000	74,622
4.750%, 05/15/25	120,000	128,442
3.700%, 08/15/24	105,000	107,030

		2,332,834

CONSUMER DISCRETIONARY — 2.5%
BMW US Capital
4.150%, 04/09/30 (A)	95,000	104,445
Enterprise Development Authority
12.000%, 07/15/24 (A)	100,000	90,250
Ford Motor Credit
4.271%, 01/09/27	200,000	170,000
General Motors
4.875%, 10/02/23	175,000	172,495
General Motors Financial
3.450%, 04/10/22	25,000	24,075
Home Depot
2.700%, 04/15/30	90,000	96,334
Kohl’s
9.500%, 05/15/25	50,000	51,407
5.550%, 07/17/45	95,000	67,301
Land O’ Lakes
7.250% (A) (B)	65,000	61,262
6.000%, 11/15/22 (A)	60,000	61,648
NVR
3.950%, 09/15/22	65,000	67,907
QVC
4.850%, 04/01/24	50,000	47,938
Volkswagen Group of America Finance
2.700%, 09/26/22 (A)	200,000	200,767

		1,215,829

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER STAPLES — 1.5%
Altria Group
10.200%, 02/06/39	$40,000	$67,517
4.400%, 02/14/26	160,000	177,449
Anheuser-Busch InBev Worldwide
5.450%, 01/23/39	80,000	96,386
4.150%, 01/23/25	115,000	128,041
BAT Capital
3.215%, 09/06/26	150,000	154,230
Constellation Brands
4.400%, 11/15/25	45,000	49,632
Reynolds American
8.125%, 05/01/40	45,000	55,814
6.875%, 05/01/20	30,000	30,000

		759,069

ENERGY — 4.2%
Concho Resources
3.750%, 10/01/27	105,000	102,444
Devon Energy
7.875%, 09/30/31	55,000	54,915
Energy Transfer Operating
5.250%, 04/15/29	115,000	115,477
3.750%, 05/15/30	20,000	18,202
2.900%, 05/15/25	70,000	65,157
Eni
4.000%, 09/12/23 (A)	200,000	203,821
Enterprise Products Operating
4.200%, 01/31/50	155,000	153,736
Hess
6.000%, 01/15/40	100,000	88,819
MPLX
4.800%, 02/15/29	65,000	65,347
National Oilwell Varco
2.600%, 12/01/22	41,000	38,537
Occidental Petroleum
6.450%, 09/15/36	40,000	29,575
3.500%, 08/15/29	60,000	41,400
2.900%, 08/15/24	95,000	71,250
2.700%, 08/15/22	60,000	52,200
Petroleos Mexicanos
5.950%, 01/28/31 (A)	95,000	68,809

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY — continued
Rockies Express Pipeline
4.950%, 07/15/29 (A)	$70,000	$62,062
Sabine Pass Liquefaction
5.750%, 05/15/24	150,000	156,740
5.000%, 03/15/27	65,000	66,630
Saudi Arabian Oil MTN
2.875%, 04/16/24 (A)	200,000	201,010
Suncor Energy Ventures
4.500%, 04/01/22 (A)	30,000	29,942
Tennessee Gas Pipeline
8.375%, 06/15/32	135,000	163,096
2.900%, 03/01/30 (A)	95,000	90,626
Transocean Sentry
5.375%, 05/15/23 (A)	135,000	102,600

		2,042,395

FINANCIALS — 9.7%
American Express
3.700%, 08/03/23	75,000	79,572
Apollo Management Holdings
5.000%, 03/15/48 (A)	95,000	106,894
4.400%, 05/27/26 (A)	60,000	64,845
4.000%, 05/30/24 (A)	15,000	15,455
Athene Global Funding
3.000%, 07/01/22 (A)	90,000	90,354
2.950%, 11/12/26 (A)	95,000	92,623
Athene Holding
4.125%, 01/12/28	90,000	85,195
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
5.375%, 04/17/25 (A)	150,000	153,937
Bank of America
3.366%, VAR ICE LIBOR USD 3 Month+0.810%, 01/23/26	110,000	117,387
Bank of America MTN
4.000%, 01/22/25	70,000	75,628
2.884%, VAR ICE LIBOR USD 3 Month+1.190%, 10/22/30	20,000	20,838
Barclays MTN
4.338%, VAR ICE LIBOR USD 3 Month+1.356%, 05/16/24	175,000	183,977

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
BGC Partners
3.750%, 10/01/24	$120,000	$112,571
Canadian Imperial Bank of Commerce
3.500%, 09/13/23	165,000	177,370
Cantor Fitzgerald
4.875%, 05/01/24 (A)	65,000	63,708
Citadel
4.875%, 01/15/27 (A)	80,000	79,385
Citigroup
8.125%, 07/15/39	100,000	164,996
5.316%, VAR United States Secured Overnight Financing Rate+4.548%, 03/26/41	80,000	102,515
4.650%, 07/23/48	25,000	30,720
Citigroup Capital III
7.625%, 12/01/36	15,000	19,696
Discover Bank
4.650%, 09/13/28	110,000	115,407
Equitable Holdings
3.900%, 04/20/23	75,000	77,943
Farmers Exchange Capital III
5.454%, VAR ICE LIBOR USD 3 Month+3.454%, 10/15/54 (A)	55,000	66,456
Fifth Third Bank
2.875%, 10/01/21	130,000	132,550
Goldman Sachs Group
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/39	25,000	28,292
3.800%, 03/15/30	400,000	438,918
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/25	110,000	115,002
2.862%, VAR ICE LIBOR USD 3 Month+1.170%, 05/15/26	15,000	14,449
HSBC Bank
7.650%, 05/01/25	75,000	87,812
JPMorgan Chase
3.875%, 09/10/24	45,000	48,588
1.240%, VAR ICE LIBOR USD 3 Month+0.550%, 02/01/27	115,000	98,152
KKR Group Finance III
5.125%, 06/01/44 (A)	40,000	43,842
Mercury General
4.400%, 03/15/27	110,000	114,978

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Morgan Stanley MTN
4.100%, 05/22/23	$40,000	$42,240
3.875%, 04/29/24	145,000	156,400
Mutual of Omaha Insurance
4.297%, VAR ICE LIBOR USD 3 Month+2.640%, 07/15/54 (A)	73,000	76,303
Nomura Holdings
3.103%, 01/16/30	55,000	55,107
Royal Bank of Scotland Group
3.875%, 09/12/23	200,000	209,732
Santander Holdings USA
4.450%, 12/03/21	125,000	128,662
Societe Generale MTN
2.625%, 01/22/25 (A)	120,000	119,831
Synchrony Financial
2.850%, 07/25/22	50,000	48,631
Truist Bank
4.050%, 11/03/25	80,000	89,551
Validus Holdings
8.875%, 01/26/40	115,000	182,528
Wells Fargo
7.950%, 11/15/29	60,000	77,115
3.069%, 01/24/23	85,000	87,094
3.068%, VAR United States Secured Overnight Financing Rate+2.530%, 04/30/41	105,000	104,154
Wells Fargo MTN
5.013%, 04/04/51 (C)	40,000	52,514
3.196%, VAR ICE LIBOR USD 3 Month+1.170%, 06/17/27	65,000	68,728

		4,718,645

HEALTH CARE — 2.9%
AbbVie
3.600%, 05/14/25	65,000	70,662
Advocate Health & Hospitals
2.211%, 06/15/30	185,000	185,720
AstraZeneca
2.375%, 06/12/22	110,000	112,816
Bayer US Finance
3.375%, 10/08/24 (A)	30,000	31,353
Bayer US Finance II
4.700%, 07/15/64 (A)	70,000	78,454

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

HEALTH CARE — continued
Bon Secours Mercy Health
3.464%, 06/01/30	$100,000	$105,803
Bristol-Myers Squibb
2.900%, 07/26/24 (A)	65,000	70,349
Cigna
3.200%, 09/17/20	65,000	65,438
2.400%, 03/15/30	50,000	50,538
CommonSpirit Health
4.350%, 11/01/42	45,000	44,882
4.187%, 10/01/49	70,000	68,415
CVS Health
3.250%, 08/15/29	95,000	101,626
2.625%, 08/15/24	115,000	119,728
Mylan
3.950%, 06/15/26	70,000	74,260
Takeda Pharmaceutical
4.400%, 11/26/23	210,000	230,349

		1,410,393

INDUSTRIALS — 2.2%
AerCap Ireland Capital DAC
5.000%, 10/01/21	190,000	181,694
Boeing
5.805%, 05/01/50	110,000	110,000
Equifax
3.950%, 06/15/23	130,000	135,843
2.600%, 12/15/25	30,000	30,384
GE Capital International Funding Unlimited Co
4.418%, 11/15/35	150,000	156,325
General Electric
4.250%, 05/01/40	75,000	75,255
3.625%, 05/01/30	85,000	85,315
General Electric MTN
5.875%, 01/14/38	40,000	45,458
Global Aircraft Leasing
6.500% cash/0.000% PIK, 09/15/24 (A)	30,000	18,150
Mexico City Airport Trust
5.500%, 07/31/47 (A)	190,000	157,700
Raytheon Technologies
3.950%, 08/16/25	65,000	73,268
United Airlines Pass-Through Trust, Ser 2018-1
4.600%, 03/01/26	17,423	12,622

		1,082,014

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INFORMATION TECHNOLOGY — 2.9%
Avnet
4.875%, 12/01/22	$90,000	$94,907
Broadcom
4.700%, 04/15/25 (A)	55,000	60,646
Dell International
8.350%, 07/15/46 (A)	70,000	87,429
Hewlett Packard Enterprise
4.650%, 10/01/24	120,000	127,443
4.450%, 10/02/23	180,000	189,530
Intel
4.750%, 03/25/50	95,000	133,830
Marvell Technology Group
4.200%, 06/22/23	80,000	82,793
NVIDIA
2.850%, 04/01/30	120,000	130,751
Oracle
3.600%, 04/01/40	120,000	135,376
2.950%, 04/01/30	120,000	131,027
2.500%, 04/01/25	95,000	99,947
QUALCOMM
2.600%, 01/30/23	100,000	104,359
VMware
4.500%, 05/15/25	45,000	47,462

		1,425,500

MATERIALS — 1.2%
Blue Cube Spinco
10.000%, 10/15/25	185,000	196,044
Industrias Penoles
4.150%, 09/12/29 (A)	200,000	189,060
Nacional del Cobre de Chile
4.250%, 07/17/42 (A)	200,000	193,637

		578,741

REAL ESTATE — 0.8%
CubeSmart
4.375%, 02/15/29	40,000	43,951
Newmark Group
6.125%, 11/15/23	110,000	101,291
Sabra Health Care
3.900%, 10/15/29	85,000	76,394

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

REAL ESTATE — continued
Simon Property Group
2.450%, 09/13/29	$120,000	$107,945
UDR
3.000%, 08/15/31	60,000	60,436

		390,017

UTILITIES — 2.4%
CenterPoint Energy
3.600%, 11/01/21	70,000	72,063
Dominion Energy
3.071%, 08/15/24	110,000	115,209
Evergy
5.292%, 06/15/22	115,000	122,026
Exelon
2.850%, 06/15/20	105,000	105,063
Oncor Electric Delivery
2.750%, 05/15/30 (A)	125,000	137,114
Public Service of Colorado
2.250%, 09/15/22	110,000	112,435
Union Electric
2.950%, 03/15/30	195,000	214,307
Vistra Operations
4.300%, 07/15/29 (A)	195,000	193,851
3.550%, 07/15/24 (A)	110,000	110,660

		1,182,728

TOTAL CORPORATE OBLIGATIONS
(Cost $16,793,215)		17,138,165

MORTGAGE-BACKED SECURITIES — 34.0%
AGENCY MORTGAGE-BACKED OBLIGATIONS — 26.5%
FHLMC
5.500%, 06/01/41	6,606	7,524
4.500%, 05/01/48	291,214	314,807
4.000%, 08/01/44 to 09/01/48	454,645	487,262
3.500%, 08/01/30 to 08/01/49	1,732,069	1,856,119
3.000%, 01/01/47 to 12/01/47	316,387	336,151
2.500%, 10/01/31	166,990	176,082
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1514, Cl A2
2.859%, 10/25/34	50,000	56,138

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2020 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value

AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
FHLMC Multifamily Structured Pass-Through Certificates, Ser K023, Cl X1, IO
1.360%, 08/25/22 (C)	$1,516,709	$35,845
FHLMC Multifamily Structured Pass-Through Certificates, Ser KLU1, Cl A4
2.854%, 01/25/31	70,000	76,519
FHLMC Multifamily Structured Pass-Through Certificates, Ser X3FX, Cl A2FX
3.000%, 06/25/27	205,000	224,838
FHLMC, Ser 2006-R006, Cl ZA
6.000%, 04/15/36	13,502	16,132
FHLMC, Ser 2010-3632, Cl PK
5.000%, 02/15/40	46,754	52,256
FHLMC, Ser 2012-271, Cl 30
3.000%, 08/15/42	80,505	87,723
FHLMC, Ser 2015-4479, Cl HA
3.750%, 05/15/39	124,318	130,451
FHLMC, Ser 2017-356, Cl 300
3.000%, 09/15/47	314,508	332,388
FNMA
6.000%, 09/01/39	1,295	1,495
5.500%, 04/01/36 to 07/01/40	236,219	272,446
5.000%, 02/01/31	33,923	36,922
4.500%, 04/01/35 to 08/01/48	73,190	81,728
4.000%, 06/01/42 to 09/01/49	1,554,724	1,664,163
3.500%, 07/01/30 to 02/01/50	731,105	777,957
3.130%, 07/01/25	54,811	57,995
3.040%, 01/01/28	165,000	177,595
3.000%, 12/01/31 to 12/01/49	1,914,292	2,029,525
2.550%, 07/01/26	116,547	123,421
FNMA Interest, Ser 2012-411, Cl A3
3.000%, 08/25/42	139,466	148,658
FNMA or FHLMC TBA
2.500%, 05/01/43	378,618	394,369
FNMA TBA
5.000%, 05/01/38	290,000	315,195
4.500%, 05/01/38	569,346	613,826
4.000%, 05/01/39	151,747	161,628
3.500%, 05/15/27 to 05/15/45	865,803	914,568
3.000%, 05/25/26 to 05/15/45	458,412	483,833
FNMA, Ser 2001-T4, Cl A1
7.500%, 07/25/41	2,142	2,581

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2020 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value

AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
FNMA, Ser 2005-24, Cl ZE
5.000%, 04/25/35	$7,049	$8,021
FNMA, Ser 2012-121, Cl TB
7.000%, 11/25/42	34,952	42,853
GNMA
5.500%, 07/20/43 to 09/20/43	8,420	9,437
4.570%, 12/20/66 (C)	594	674
4.502%, 01/20/67 (C)	68,839	78,415
4.500%, 03/15/42	97,154	106,999
4.232%, 06/20/62 (C)	1,894	1,924
3.000%, 04/20/45	225,149	240,773
GNMA, Ser 2010-H14, Cl BI, IO
1.416%, 07/20/60 (C)	9,386	145
GNMA, Ser 2017-H16, Cl PT
4.497%, 05/20/66 (C)	2,374	2,452

		12,939,833

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 7.5%
1345 Avenue of the Americas & Park Avenue Plaza Trust, Ser 2005-1, Cl A3
5.278%, 08/10/35 (A)	25,000	26,366
Banc of America Commercial Mortgage Trust, Ser 2017-BNK3, Cl AS
3.748%, 02/15/50	35,000	35,847
Bayview Commercial Asset Trust, Ser 2004-3, Cl A1
1.042%, VAR ICE LIBOR USD 1 Month+0.555%, 01/25/35 (A)	79,161	77,231
BFLD, Ser 2019-DPLO, Cl A
1.904%, VAR ICE LIBOR USD 1 Month+1.090%, 10/15/34 (A)	100,000	93,980
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
1.734%, VAR ICE LIBOR USD 1 Month+0.920%, 10/15/36 (A)	100,317	97,795
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl C
2.264%, VAR ICE LIBOR USD 1 Month+1.450%, 12/15/37 (A)	100,000	95,695
CG-CCRE Commercial Mortgage Trust, Ser 2014-FL2, Cl A
2.668%, VAR ICE LIBOR USD 1 Month+1.854%, 11/15/31 (A)	19,015	14,077
COMM Mortgage Trust, Ser 2013-LC6, Cl AM
3.282%, 01/10/46	35,000	35,093

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2020 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
COMM Mortgage Trust, Ser 2014-UBS3, Cl AM
4.012%, 06/10/47	$30,000	$30,912
COMM Mortgage Trust, Ser 2020-CBM, Cl A2
2.896%, 02/10/37 (A)	145,000	129,707
Commercial Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/47	45,000	47,619
CORE Mortgage Trust, Ser 2019-CORE, Cl A
1.694%, VAR ICE LIBOR USD 1 Month+0.880%, 12/15/31 (A)	30,000	28,776
Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl B
5.809%, 01/15/49 (A)(C)	165,000	161,312
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A2
3.033%, 08/15/48	30,950	30,965
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 08/15/48	125,000	131,027
CSAIL Commercial Mortgage Trust, Ser 2020-C19, Cl AS
2.971%, 03/15/53	70,000	69,806
CSAIL Commercial Mortgage Trust, Ser 2020-C19, Cl C
3.735%, 03/15/53	60,000	48,121
CSMC OA, Ser 2014-USA, Cl A2
3.953%, 09/15/37 (A)	200,000	199,838
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl A
4.238%, 01/10/34 (A)	200,000	202,873
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl C
5.099%, 01/10/34 (A)(C)	100,000	100,442
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M2
3.737%, VAR ICE LIBOR USD 1 Month+3.250%, 07/25/29	250,000	238,231
FHLMC Whole Loan Securities Trust, Ser 2016-SC01, Cl 2A
3.500%, 07/25/46	141,687	145,666
FREMF Mortgage Trust, Ser 2010-K8, Cl B
5.465%, 09/25/43 (A)(C)	65,000	65,008
FREMF Mortgage Trust, Ser 2013-K31, Cl C
3.744%, 07/25/46 (A)(C)	25,000	24,744
FWD Securitization Trust, Ser 2019-INV1, Cl A1
2.810%, 06/25/49 (A)(C)	176,936	174,589
Galton Funding Mortgage Trust, Ser 2018-1, Cl A43
3.500%, 11/25/57 (A)(C)	34,473	34,517

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2020 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
GE Commercial Mortgage Series Trust, Ser 2007-C1, Cl AM
5.606%, 12/10/49 (C)	$26,371	$21,818
GS Mortgage Securities Trust, Ser 2010-C1, Cl A2
4.592%, 08/10/43 (A)	82,462	82,560
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl B
4.347%, 11/15/47 (C)	10,000	9,929
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl A3
3.597%, 03/15/50	50,000	52,740
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-BCON, Cl B
3.881%, 01/05/31 (A)(C)	145,000	144,787
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C14, Cl C
5.112%, 02/15/47 (C)	35,000	32,099
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl C
4.492%, 05/15/48 (C)	25,000	21,448
Morgan Stanley Capital I Trust, Ser 2007-TOP27, Cl AJ
6.215%, 06/11/42 (C)	99,684	99,784
Morgan Stanley Capital I Trust, Ser 2011-C1, Cl C
5.694%, 09/15/47 (A)(C)	105,000	105,092
Morgan Stanley Dean Witter Capital I Trust, Ser 2001-TOP3, Cl E
7.916%, 07/15/33 (A)(C)	21,934	22,411
MortgageIT Trust, Ser 2005-1, Cl 1A1
1.127%, VAR ICE LIBOR USD 1 Month+0.640%, 02/25/35	4,236	3,970
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/35 (A)(C)	50,000	48,444
OBX Trust, Ser 2019-INV1, Cl A8
4.000%, 11/25/48 (A)(C)	175,367	176,646
OBX Trust, Ser 2020-EXP1, Cl 2A1A
1.237%, VAR ICE LIBOR USD 1 Month+0.750%, 02/25/60 (A)	188,007	186,488
Velocity Commercial Capital Loan Trust, Ser 2016-2, Cl AFL
2.287%, VAR ICE LIBOR USD 1 Month+1.800%, 10/25/46	1,021	1,022

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2020 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
VNDO Mortgage Trust, Ser 2012-6AVE, Cl C
3.448%, 11/15/30 (A)(C)	$101,000	$95,475
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl C
4.472%, 03/15/48 (C)	50,000	46,150
WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl A2
2.927%, 03/15/46	221	222
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B
4.371%, 09/15/57 (C)	60,000	59,834
WinWater Mortgage Loan Trust, Ser 2015-5, Cl A5
3.500%, 08/20/45 (A)(C)	114,412	114,739

		3,665,895

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $16,231,887)		16,605,728

U.S. TREASURY OBLIGATIONS — 17.2%
U.S. Treasury Bonds
2.375%, 11/15/49	1,200,000	1,524,516
2.250%, 08/15/49	1,595,000	1,973,065
2.000%, 02/15/50	475,000	560,296
U.S. Treasury Notes
1.500%, 01/31/27 to 02/15/30	2,481,000	2,681,426
1.375%, 01/31/25	355,100	372,272
0.625%, 03/31/27	325,000	327,564
0.500%, 03/15/23 to 03/31/25	902,000	908,659
0.375%, 03/31/22	80,000	80,275

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $7,801,635)		8,428,073

ASSET-BACKED SECURITIES — 8.0%
AccessLex Institute, Ser 2003-A, Cl A3
1.310%, VAR H15T3M+1.200%, 07/01/38	522	521
AccessLex Institute, Ser 2006-1, Cl B
2.129%, VAR ICE LIBOR USD 3 Month+0.450%, 08/25/37	24,852	23,308
AccessLex Institute, Ser 2007-A, Cl A3
1.979%, VAR ICE LIBOR USD 3 Month+0.300%, 05/25/36	166,684	149,720
AmeriCredit Automobile Receivables Trust, Ser 2016-3, Cl C
2.240%, 04/08/22	36,560	36,688

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2020 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Ascentium Equipment Receivables Trust, Ser 2018-1A, Cl A3
3.210%, 09/11/23 (A)	$26,996	$27,055
Ascentium Equipment Receivables, Ser 2019-2A, Cl A3
2.190%, 11/10/26 (A)	120,000	118,820
Chesapeake Funding II, Ser 2019-1A, Cl A1
2.940%, 04/15/31 (A)	223,122	223,558
College Ave Student Loans, Ser 2019-A, Cl A2
3.280%, 12/28/48 (A)	203,774	210,185
Commonbond Student Loan Trust, Ser 2018-BGS, Cl A1
3.560%, 09/25/45 (A)	223,710	233,934
Dell Equipment Finance Trust, Ser 2020-1, Cl A2
2.260%, 06/22/22 (A)	100,000	99,980
DRB Prime Student Loan Trust, Ser 2015-D, Cl A2
3.200%, 01/25/40	25,076	25,297
Drive Auto Receivables Trust, Ser 2019-3, Cl A3
2.490%, 06/15/23	130,000	130,661
Foursight Capital Automobile Receivables Trust, Ser 2018-1, Cl A3
3.240%, 09/15/22 (A)	185,573	185,970
Hertz Fleet Lease Funding, Ser 2019-1, Cl E
4.620%, 01/10/33 (A)	105,000	105,190
Hilton Grand Vacations Trust, Ser 2014-AA, Cl A
1.770%, 11/25/26 (A)	87,299	86,403
LCM XIII, Ser 2019-13A, Cl ARR
2.275%, VAR ICE LIBOR USD 3 Month+1.140%, 07/19/27 (A)	250,000	243,889
Mill City Mortgage Trust, Ser 2015-2, Cl A2
3.000%, 09/25/57 (A)(C)	148,237	148,819
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/68 (A)	100,000	97,882
Navient Private Education Refi Loan Trust, Ser 2020-BA, Cl A1
1.800%, 01/15/69 (A)	93,756	93,791
NovaStar Mortgage Funding Trust, Ser 2003-3, Cl A1
1.197%, VAR ICE LIBOR USD 1 Month+0.710%, 12/25/33	14,930	13,789
Ocean Trails CLO IV, Ser 2017-4A, Cl AR
2.607%, VAR ICE LIBOR USD 3 Month+0.900%, 08/13/25 (A)	47,961	47,886
Orange Lake Timeshare Trust, Ser 2018-A, Cl A
3.100%, 11/08/30 (A)	203,936	196,339

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2020 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Orange Lake Timeshare Trust, Ser 2019-A, Cl A
3.060%, 04/09/38 (A)	$143,748	$137,138
RMF Buyout Issuance Trust, Ser 2018-1, Cl A
3.436%, 11/25/28 (A)(C)	52,576	52,552
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/28	92,258	98,675
SLM Private Credit Student Loan Trust, Ser 2004-B, Cl A3
1.071%, VAR ICE LIBOR USD 3 Month+0.330%, 03/15/24	13,359	13,193
Sofi Consumer Loan Program Trust, Ser 2017-3, Cl A
2.770%, 05/25/26 (A)	27,265	27,229
Sofi Consumer Loan Program Trust, Ser 2017-6, Cl A2
2.820%, 11/25/26 (A)	50,672	50,306
Sofi Consumer Loan Program Trust, Ser 2018-2, Cl A2
3.350%, 04/26/27 (A)	103,951	103,768
SoFi Consumer Loan Program Trust, Ser 2019-4, Cl A
2.450%, 08/25/28 (A)	155,156	153,987
SoFi Professional Loan Program, Ser 2016-D, Cl A2B
2.340%, 04/25/33 (A)	169,605	170,990
South Carolina Student Loan, Ser 2015-A, Cl A
1.987%, VAR ICE LIBOR USD 1 Month+1.500%, 01/25/36	142,729	141,172
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl A2
1.390%, 08/15/24 (A)	100,000	98,797
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/58 (A)(C)	71,661	72,944
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/59 (A)(C)	180,589	186,007
Towd Point Mortgage Trust, Ser 2019-MH1, Cl A1
3.000%, 11/25/58 (C)	87,826	89,267

TOTAL ASSET-BACKED SECURITIES
(Cost $3,904,971)		3,895,710

SOVEREIGN DEBT — 1.7%
Abu Dhabi Government International Bond
3.875%, 04/16/50(A)	190,000	202,388
Israel Government International Bond
2.750%, 07/03/30	200,000	210,000
Mexico Government International Bond
4.750%, 04/27/32	200,000	201,500
Qatar Government International Bond
4.400%, 04/16/50(A)	200,000	227,412

TOTAL SOVEREIGN DEBT (Cost $778,191)		841,300

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2020 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATION — 1.0%

	Face Amount	Value
FNMA
0.625%, 04/22/25	$485,000	$485,714

TOTAL U.S. GOVERNMENT AGENCY OBLIGATION (Cost $484,004)		485,714

MUNICIPAL BONDS — 0.6%
AccessLex Institute, Ser 2003-A, RB
2.790%, 07/01/38(D)	815	814
Georgia State, Municipal Electric Authority, Ser 2010-A, RB
7.055%, 04/01/57	208,000	277,909
6.637%, 04/01/57	30,000	39,916

TOTAL MUNICIPAL BONDS
(Cost $323,894)		318,639

LOAN PARTICIPATIONS — 0.2%
Hard Rock Northern Indiana, Delayed Term Loan
0.000%, 11/06/25 (E)	7,770	6,605
Hard Rock Northern Indiana, Term Loan, 1st Lien
0.000%, 11/06/25 (E)	107,230	91,145
Sungard AS, Term Loan
0.000%, 02/03/22 (E)	4,245	3,693
Sungard AS, Term Loan, 3rd Lien
0.000%, 11/03/22 (E)	13,418	5,032

TOTAL LOAN PARTICIPATIONS
(Cost $128,455)		106,475

COMMON STOCK — 0.0%

	Shares
Sungard AS *	190	380

TOTAL COMMON STOCK
(Cost $4,750)		380

TOTAL INVESTMENTS — 97.8%
(Cost $46,451,002)		$47,820,184

Percentages are based on Net Assets of $48,880,349.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2020 (Unaudited)

*	Non-income producing security.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at April 30, 2020 was $10,390,273 and represents 21.3% of Net Assets.

(B)	Perpetual security with no stated maturity date.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based prevailing interest rates.
(E)	Unsettled bank loan, Interest rate not available.

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only—face amount represents notional amount

LIBOR — London Interbank Offered Rates

MTN — Medium Term Note

PIK — Payment-in-Kind

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

USD — U.S. Dollar

VAR — Variable Rate

As of April 30, 2020, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the six months ended April 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2020 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $46,451,002)	$47,820,184
Cash	3,957,983
Foreign Currency, at Value (Cost $238)	212
Receivable for Investment Securities Sold	256,034
Dividends and Interest Receivable	233,521
Prepaid Expenses	24,062
Receivable for Capital Shares Sold	24,000
Receivable from Investment Adviser	16,117
Reclaims Receivable	3,587

Total Assets	52,335,700

Liabilities:
Payable for Investment Securities Purchased	3,402,390
Payable due to Administrator	9,041
Payable due to Trustees	4,031
Chief Compliance Officer Fees Payable	2,002
Other Accrued Expenses	37,887

Total Liabilities	3,455,351

Net Assets	$48,880,349

NET ASSETS CONSIST OF:
Paid-in Capital	$46,602,181
Total Distributable Earnings	2,278,168

Net Assets	$48,880,349

I Class Shares
Net Assets	$48,880,343
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	4,772,305

Net Asset Value, Offering and Redemption Price Per Share	$10.24

R Class Shares
Net Assets	$6
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1

Net Asset Value, Offering and Redemption Price Per Share	$9.59*

* Net Assets divided by Outstanding Shares do not calculate to the stated Net Asset Value because Net Assets and Outstanding Shares are shown rounded.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund For the Six Months Ended April 30, 2020 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income
Interest	$718,240
Less: Foreign Taxes Withheld	(812)

Total Investment Income	717,428

Expenses
Investment Advisory Fees - (Note 5)	95,809
Administration Fees - (Note 4)	54,849
Trustees’ Fees	8,563
Chief Compliance Officer Fees - (Note 3)	3,280
Transfer Agent Fees - (Note 4)	28,887
Pricing Fees	26,429
Legal Fees	19,886
Audit Fees	17,371
Registration Fees	14,643
Printing Fees	9,842
Custodian Fees - (Note 4)	9,444
Insurance and Other Expenses	7,059

Total Expenses	296,062

Less:
Investment Advisory Fees Waived	(95,809)
Reimbursement of Expense from Investment Adviser	(91,426)

Net Expenses	108,827

Net Investment Income	608,601

Net Realized Gain (Loss) on:

Investments	910,276
Futures Contracts	(14,611)

Net Realized Gain	895,665

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(11,044)
Futures Contracts	16,664
Foreign Currency Translation	(12)

Net Change in Unrealized Appreciation	5,608

Net Realized and Unrealized Gain on Investments, Futures Contracts and Foreign Currency Transactions	901,273

Net Increase in Net Assets Resulting from Operations	$1,509,874

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:
Net Investment Income	$608,601	$1,210,212
Net Realized Gain on Investments, Futures Contracts and Foreign Currency Transactions	895,665	1,607,571
Net Change in Unrealized Appreciation on Investments, Futures Contracts and Foreign Currency Translation	5,608	1,714,833

Net Increase in Net Assets Resulting from Operations	1,509,874	4,532,616

Distributions
I Class Shares	(1,992,070)	(1,152,614)

Total Distributions	(1,992,070)	(1,152,614)

Capital Share Transactions:
I Class Shares:
Issued	2,903,139	24,525,657
Reinvestment of Dividends	1,992,070	1,152,613
Redeemed	(2,823,685)	(1,803,205)

Increase from I Class Shares Capital Share Transactions	2,071,524	23,875,065

R Class Shares:
Issued	—	—
Reinvestment of Dividends	—	—
Redeemed	—	(100)

Decrease from R Class Shares Capital Share Transactions	—	(100)

Net Increase in Net Assets from Capital Share Transactions	2,071,524	23,874,965

Total Increase in Net Assets	1,589,328	27,254,967

Net Assets:
Beginning of Period/Year	47,291,021	20,036,054

End of Period/Year	$48,880,349	$47,291,021

Shares Issued and Redeemed:
I Class Shares:
Issued	287,627	2,534,083
Reinvestment of Dividends	198,795	114,707
Redeemed	(280,727)	(180,525)

Increase in Shares Outstanding from I Class Share Transactions	205,695	2,468,265

R Class Shares:
Issued	—	—
Reinvestment of Dividends	—	—
Redeemed	—	(10)

Decrease in Shares Outstanding from R Class Share Transactions	—	(10)

Net Increase in Shares Outstanding from Share Transactions	205,695	2,468,255

Amounts designated as “—” are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout the Year or Period

	I Class Shares
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Period Ended October 31, 2015(1)
Net Asset Value, Beginning of Year/Period	$10.36	$9.55	$10.00	$10.11	$9.85	$10.00

Income from Operations:
Net Investment Income Gain(2)	0.13	0.29	0.28	0.24	0.24	0.15
Net Realized and Unrealized Gain (Loss) on Investments	0.19	0.79	(0.45)	(0.01)	0.28	(0.17)

Total from Operations	0.32	1.08	(0.17)	0.23	0.52	(0.02)

Dividends and Distributions from:
Net Investment Income	(0.14)	(0.27)	(0.28)	(0.26)	(0.26)	(0.13)
Net Realized Gains	(0.30)	—	—	(0.08)	—	—

Total Dividends and Distributions	(0.44)	(0.27)	(0.28)	(0.34)	(0.26)	(0.13)

Net Asset Value, End of Year/Period	$10.24	$10.36	$9.55	$10.00	$10.11	$9.85

Total Return †	3.15%	11.39%	(1.73)%	2.43%	5.32%	(0.16)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$48,880	$47,291	$20,036	$13,000	$10,518	$9,983
Ratio of Expenses to Average Net Assets (including waivers, reimbursements, excluding fees paid indirectly)	0.45%**	0.45%	0.45%	0.45%	0.45%	0.45%**
Ratio of Expenses to Average Net Assets (excluding waivers, reimbursements and fees paid indirectly)	1.24%**	1.38%	3.26%	3.69%	3.97%	4.72%**
Ratio of Net Investment Income to Average Net Assets	2.54%**	2.91%	2.84%	2.41%	2.43%	1.85%**
Portfolio Turnover Rate	131%***	356%	311%	391%	508%	798%***

Amounts designated as “—” are $0 or round to $0.

(1)	The Fund’s I Class Shares commenced operations on December 31, 2014.
(2)	Per share calculations were performed using average shares method.
**	Annualized.
***	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

FINANCIAL HIGHLIGHTS (continued)
Selected Per Share Data & Ratios For a Share Outstanding Throughout the Year or Period

	R Class Shares
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Period Ended October 31, 2015(1)
Net Asset Value, Beginning of Year/Period	$9.92	$9.52	$9.98	$10.12	$9.86	$10.00

Income from Operations:
Net Investment Income Gain(2)	—	0.20	0.27	0.24	0.24	0.15
Net Realized and Unrealized Gain (Loss) on Investments	0.10	0.47	(0.45)	(0.04)	0.28	(0.15)

Total from Operations	0.10	0.67	(0.18)	0.20	0.52	—

Dividends and Distributions from:
Net Investment Income	(0.13)	(0.27)	(0.28)	(0.26)	(0.26)	(0.14)
Net Realized Gains	(0.30)	—	—	(0.08)	—	—

Total Dividends and Distributions	(0.43)	(0.27)	(0.28)	(0.34)	(0.26)	(0.14)

Net Asset Value, End of Year/Period	$9.59	$9.92	$9.52	$9.98	$10.12	$9.86

Total Return †	1.26%	7.05%	(1.83)%	2.13%	5.31%	0.05%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$—	$—	$—	$—	$—	$—
Ratio of Expenses to Average Net Assets (including waivers, reimbursements, excluding fees paid indirectly)‡	0.45%**	0.45%	0.45%	0.45%	0.45%	0.45%**
Ratio of Expenses to Average Net Assets (excluding waivers, reimbursements and fees paid indirectly)	1.24%**	1.38%	3.26%	2.49%	3.97%	4.72%**
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.07)%**	2.05%	2.79%	2.43%	2.44%	1.85%**
Portfolio Turnover Rate	131%***	356%	311%	391%	508%	798%***

Amounts designated as “—” are $0 or round to $0.

(1)	The Fund’s R Class Shares commenced operations on December 31, 2014.
(2)	Per share calculations were performed using average shares method.
**	Annualized.
***	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	The Share Class is expected to run at the expense limit of 0.70% when assets are contributed.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2020 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust, dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 33 funds. The financial statements herein are those of the MetLife Core Plus Fund (the “Fund”) (formerly Logan Circle Partners Core Plus Fund). The Fund is diversified and its investment objective is to seek to maximize capital appreciation and income. The Fund invests in a portfolio of investment grade, U.S. fixed income securities of any maturity or duration. The Fund also may invest up to 20% of its net assets in any combination of high yield bonds (also known as “junk bonds”) and non-U.S. fixed income securities, including emerging market bonds. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2020 (Unaudited)

available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2020, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2020 (Unaudited)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2020, there have been no significant changes to the Fund’s fair valuation methodology. For details of the investment classifications, refer to the Schedule of Investments.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2020, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income and expense is recorded on an accrual basis. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2020 (Unaudited)

unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund will distribute its net investment income quarterly. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

Cash Equivalents — Idle cash may be swept into various money market sweep accounts and is classified as cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Fund uses futures contracts for tactical hedging purposes as well as to enhance the Fund’s return. Initial margin deposits of cash or securities are made upon entering into futures contracts. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. The cumulative appreciation (depreciation) of futures contracts is included on the Statement of Assets and Liabilities as net unrealized appreciation (depreciation) on futures contracts.

When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are found on the Statement of Operations as a component of net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) on futures contracts, respectively.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of April 30, 2020, if applicable.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2020 (Unaudited)

For the six months ended April 30, 2020, the average balance of futures contracts as presented below, is representative of the volume of activity for this derivative type during the period:

Average Quarterly Notional Value Balance Long:    $1,943,827

Average Quarterly Notional Value Balance Short:    $0

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by, and are reviewed by, the Board.

4. Administration, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2020, the Fund paid $54,849 for these services.

The Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.25% based on the Fund’s R Class Shares’ average net assets. For the six months ended April 30, 2020, the R Class Shares incurred no shareholder servicing fees.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, MetLife Investment Management, LLC, (the “Adviser”) provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.40% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep the total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2020 (Unaudited)

expenses (collectively, “excluded expenses”)) from exceeding 0.45% of the Fund’s I Class Shares’ average daily net assets and 0.70% of the Fund’s R Class Shares’ average daily net assets until February 28, 2021. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2021. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the total annual operating expenses and the aforementioned expense limitations to recapture all or a portion of its prior expense limitation reimbursements made during the preceding three-year period. As of April 30, 2020, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $348,585, expiring in 2021, $369,400, expiring in 2022, and $390,271, expiring in 2023. The Adviser is a wholly owned subsidiary of MetLife, Inc., a publicly held company.

6. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2020, were as follows:

	U.S. Government	Other	Total
Purchases	$49,110,477	$12,289,038	$61,399,515
Sales	48,582,044	12,310,148	60,892,192

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (accumulated losses) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended October 31, 2019 and 2018 were as follows:

	Ordinary Income	Total
2019	$1,152,614	$1,152,614
2018	367,851	367,851

As of October 31, 2019, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$1,470,608
Unrealized Appreciation	1,289,756

Total Distributable Earnings	$2,760,364

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2020 (Unaudited)

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Such capital losses retain their character as either short-term or long-term capital losses. During the year ended October 31, 2019, the Fund utilized short-term capital loss carryforwards of $285,438 and long-term capital loss carryforwards of $10,804 to offset capital gains. Capital loss carry forwards are subject to IRC Section 382 limitation.

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2020, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$46,451,002	$2,045,283	$(676,101)	$1,369,182

8. Other:

At April 30, 2020, 88% of I Class Shares total shares outstanding were held by two record shareholders and 100% of R Class Shares total shares outstanding were held by one record related party shareholder, owning 10% or greater of the aggregate total shares outstanding. These are comprised of omnibus accounts that are held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks affecting shareholders’ investments in the Fund are set forth below.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations.

Interest Rate Risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2020 (Unaudited)

Liquidity Risk — Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The Fund is subject to market risk, which is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. From time to time, certain investments held by the Fund may have limited marketability and may be difficult to value and sell at favorable times or prices. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. In addition, extraordinary events outside the control of the Fund, including acts of God (e.g., fire, flood, earthquake, storm, hurricane or other natural disaster), acts of war (e.g., war, invasion, acts of foreign enemies, hostilities, insurrection, or terrorist activities, whether war is declared or not) and global health events, such as epidemics, pandemics and disease, and their related social and economic impacts, may cause significant adverse market conditions and result in losses in value to the Fund’s investments. Such events may initially negatively affect a particular industry, sector, country or region and may spread quickly or unpredictably to negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Adverse market conditions may be prolonged and may adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Issuer Risk — The risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Privately Issued Securities Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Unrated Securities Risk — Debt securities that are not rated by Moody’s, S&P or Fitch may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price.

Call Risk — The risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2020 (Unaudited)

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected. Such sooner-than-expected principal payments may reduce the returns of the Fund because of loss of expected future interest payments on the principal amount paid back early and requires the Fund to invest the proceeds at generally lower interest rates.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. TBA Transactions involve the additional risk that the value of the mortgage-backed securities to be purchased declines prior to settlement date or the counterparty does not deliver the securities as promised.

Derivatives Risk — The Fund’s use of futures contracts, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk and liquidity risk are described elsewhere in this section. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts and swaps is also subject to credit risk and valuation risk. Credit risk is described elsewhere in this section. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to regulatory and economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. Events in the fixed income markets may lead to periods of volatility, liquidity issues and, in some cases, credit downgrades and increased likelihood of default.

Hedging Risk — The Fund may use derivative instruments for hedging purposes. Hedging through the use of these instruments does not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. While entering into these instruments tends to reduce the risk of loss due to a decline in the value of the hedged asset, such instruments also limit any potential gain that may result from the increase in value of the asset. There can be no assurance that any hedging strategy will be effective or that there will be a hedge in place at any given time.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2020 (Unaudited)

Portfolio Turnover Risk — The Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains and will indirectly incur additional expenses related to a fund with a higher portfolio turnover rate.

High Yield Bond Risk — High yield, or “junk,” bonds involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. High-yield bonds also may be less liquid than higher quality investments.

Emerging Markets Securities Risk — Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Foreign Company Risk — Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

LIBOR Replacement Risk — The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2020 (Unaudited)

LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Fund. A more complete description of risks associated with the Fund is included in the prospectus and statement of additional information.

10. Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

On July 27, 2017, the Financial Conduct Authority (“FCA”) announced that it will no longer persuade or compel banks to submit rates for the calculation of the LIBOR rates after 2021 (the “FCA Announcement”). Furthermore, in the United States, efforts to identify a set of alternative U.S. dollar reference interest rates include proposals by the Alternative Reference Rates Committee of the Federal Reserve Board and the Federal Reserve Bank of New York. On August 24, 2017, the Federal Reserve Board requested public comment on a proposal by the Federal Reserve Bank of New York, in cooperation with the Office of Financial Research, to produce three new reference rates intended to serve as alternatives to LIBOR. These alternative rates are based on overnight repurchase agreement transactions secured by U.S. Treasury Securities. On December 12, 2017, following consideration of public comments, the Federal Reserve Board concluded that the public would benefit if the Federal Reserve Bank of New York published the three proposed reference rates as alternatives to LIBOR (the “Federal Reserve Board Notice”).

At this time, it is not possible to predict the effect of the FCA Announcement, the Federal Reserve Board Notice, or other regulatory changes or announcements, any establishment of alternative reference rates or any other reforms to LIBOR that may be enacted in the United Kingdom, the United States or elsewhere. As such, the potential effect of any such event on our net investment income cannot yet be determined.

11. New Accounting Pronouncements

In August 2018, The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2020 (Unaudited)

12. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2020 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2019 to April 30, 2020).

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2020 (Unaudited)

DISCLOSURE OF FUND EXPENSES (continued)

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Annualized Expense Ratios	Expenses Paid During Period*
MetLife Core Plus Fund
Actual Fund Return
I Class Shares	$1,000.00	$1,031.50	0.45%	$2.27
R Class Shares	1,000.00	1,012.60	0.45% (1)	2.25
Hypothetical 5% Return
I Class Shares	$1,000.00	$1,022.63	0.45%	$2.29
R Class Shares	1,000.00	1,021.38	0.70%	3.52

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(1) The share class is expected to run at the expense limit of 0.70% when assets are contributed.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2020 (Unaudited)

Review of Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund’s investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Fund’s approach to managing liquidity risk. The Program is overseen by the Fund’s Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on March 18, 2020, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The Board acknowledged that the report covered the period from June 1, 2019 through December 31, 2019 and thus did not cover the period of then-current market volatility. The Board requested that the Program Administrator provide an update of the operation of the Program during the then-current market volatility at its next meeting. The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively to manage the Fund’s liquidity risk since the Program was implemented on June 1, 2019. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report further noted that no material changes have been made to the Program since its implementation. The Program Administrator also noted that the Board approved a change to the membership of the committee serving as Program Administrator.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2020 (Unaudited)

Advisory Agreement Approval and Renewal Disclosure

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on December 12, 2019 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2020 (Unaudited)

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2020 (Unaudited)

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

MetLife Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-800-252-4993

Adviser:

MetLife Investment Management, LLC

One MetLife Way

Whippany, NJ 07981

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103

Independent Registered Public Accounting Firm:

Deloitte & Touche

1700 Market Street

Philadelphia, Pennsylvania 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

MIM-SA-001-0100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: July 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: July 8, 2020

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller, and CFO

Date: July 8, 2020